FINANCIAL STATEMENT ELEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
FINANCIAL STATEMENT ELEMENTS

NOTE 4 – FINANCIAL STATEMENT ELEMENTS

During the period from Inception to December 31, 2020, the Company purchased software for which is to be used in operations with a $50,000 note payable. The software isn’t expected to be implemented until mid-2023 and thus no amortization was recorded at June 30, 2022. See Note 5 for discussion of the note payable terms.

NOTE 4 – FINANCIAL STATEMENT ELEMENTS

During the period from Inception to December 31, 2020, the Company purchased software for which is to be used in operations with a $50,000 note payable. The software isn’t expected to be implemented until mid-2022 and thus no amortization was recorded at December 31, 2021. See Note 5 for discussion of the note payable terms.